Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash as of December 31, 2023 and 2022 that sums to the total of the same amounts shown in the consolidated statements of cash flows (in thousands):

	December 31,
	2023	2022
Cash and cash equivalents	$166,150	$36,333
Restricted cash	6,969	5,144

Cash, cash equivalents and restricted cash	$173,119	$41,477